Description of Organization and Business Operations (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Chief Financial Officer [Member]
Description of Organization and Business Operations (Textual)
Busisness combination transacations amount	$ 500,000
Investor [Member]
Description of Organization and Business Operations (Textual)
Busisness combination transacations amount	10,500,000
Mr. Joseph Wright [Member]
Description of Organization and Business Operations (Textual)
Busisness combination transacations amount	$ 5,000,000